Net sales - Disaggregation of Revenue (Details) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022 CHF (SFr)	Jun. 30, 2021 CHF (SFr)	Jun. 30, 2022 CHF (SFr) salesChannel	Jun. 30, 2021 CHF (SFr)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 291,662	SFr 175,062	SFr 527,343	SFr 315,454
Number of sales channels | salesChannel			2
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	83,293	70,862	SFr 158,234	127,920
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	181,673	89,720	320,114	163,943
Asia-Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	17,916	11,772	34,351	19,046
Rest of World
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	8,780	2,708	14,644	4,545
Shoes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	280,621	166,840	503,123	298,536
Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	9,204	7,013	20,563	14,850
Accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,837	1,209	3,657	2,068
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	186,021	109,374	338,276	200,101
Direct-to-Customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 105,641	SFr 65,688	SFr 189,067	SFr 115,353